UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS OPPORTUNITY FUNDS - DREYFUS HEALTH CARE FUND

Date of fiscal year end:	4/30
Date of reporting period:	1/31/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Health Care Fund
January 31, 2009 (Unaudited)

Common Stocks--95.8%	Shares	Value ($)
Biotechnology--38.5%
Acorda Therapeutics	19,730 a	483,977
Alexion Pharmaceuticals	11,810 a	435,435
Amgen	18,200 a	998,270
Amylin Pharmaceuticals	23,150 a,b	267,614
Biogen Idec	9,600 a	467,040
BioMarin Pharmaceutical	23,950 a,b	461,277
Celgene	15,050 a	796,898
Cephalon	8,270 a,b	638,279
CIGNA	8,550	148,428
Cougar Biotechnology	2,320 a	67,698
Genentech	7,675 a	623,517
Genzyme	9,270 a	638,888
Gilead Sciences	25,910 a	1,315,451
Illumina	10,130 a,b	277,157
Life Technologies	25,010 a	636,755
Medivation	6,450 a,b	120,938
Myriad Genetics	2,170 a,b	161,817
Onyx Pharmaceuticals	6,800 a,b	206,924
Qiagen	7,830 a	134,284
Regeneron Pharmaceuticals	10,180 a	177,946
Rigel Pharmaceuticals	7,190 a	50,258
United Therapeutics	1,410 a	95,810
Vertex Pharmaceuticals	21,120 a	698,016
		9,902,677
Distributors--1.3%
Cardinal Health	3,370	126,881
McKesson	4,790	211,718
		338,599
Managed Health Care--3.0%
Aetna	12,750	395,250
UnitedHealth Group	13,460	381,322
		776,572
Medical Technology--18.1%
Abiomed	9,020 a	121,680
Baxter International	14,570	854,530
Becton, Dickinson & Co.	2,250	163,507
Boston Scientific	31,020 a	275,147
C.R. Bard	5,780	494,595
CardioNet	6,640	150,595
Covidien	23,710	909,041
Hologic	10,080 a	118,843
Masimo	9,223 a	256,123
NuVasive	10,290 a,b	384,229
St. Jude Medical	17,760 a	645,931
Zimmer Holdings	7,656 a	278,678

		4,652,899
Pharmaceutical--19.6%
Abbott Laboratories	11,810	654,746
Allergan	3,060	116,647
AstraZeneca, ADR	3,150	121,369
Bayer, ADR	5,010	267,033
Bristol-Myers Squibb	23,630	505,918
Johnson & Johnson	2,180	125,764
Merck & Co.	19,460	555,583
Novartis, ADR	7,620	314,401
Pfizer	39,590	577,222
Roche Holding, ADR	6,020	211,362
Schering-Plough	22,220	390,183
Wyeth	27,960	1,201,441
		5,041,669
Services--8.9%
Amedisys	5,790 a,b	238,722
CVS Caremark	32,189	865,240
DaVita	2,740 a	128,780
Express Scripts	4,690 a	252,134
Laboratory Corp. of America
Holdings	1,950 a	115,440
Medco Health Solutions	5,520 a	248,014
Medicines	19,170 a	245,376
Psychiatric Solutions	7,320 a,b	190,320
		2,284,026
Specialty Pharmaceuticals--6.4%
Auxilium Pharmaceuticals	14,050 a,b	429,368
Elan, ADR	20,790 a,b	150,312
Mylan	25,230 a	285,856
Shire, ADR	7,710	336,696
Teva Pharmaceutical Industries,
ADR	10,350 b	429,008
		1,631,240
Total Common Stocks
(cost $24,568,299)		24,627,682

Other Investment--4.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,226,000)	1,226,000 [c]	1,226,000

Investment of Cash Collateral for
Securities Loaned--10.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $2,690,824)	2,690,824 [c]	2,690,824

Total Investments (cost $28,485,123)	111.0%	28,544,506
Liabilities, Less Cash and Receivables	(11.0%)	(2,824,760)

Net Assets	100.0%	25,719,746

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of these securities are on loan. At January 31, 2009, the total market value of the fund's securities on loan is $2,581,693 and the total market value of the collateral held by the fund is $2,690,824.
c	Investment in affiliated money market mutual fund.

At January 31, 2009 , the aggregate cost of investment securities for income tax purposes was $28,485,123.

Net unrealized appreciation on investments was $59,383 of which $1,624,966 related to appreciated investment securities and $1,565,583 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	28,066,111	0
Level 2 - Other Significant Observable Inputs	478,395	0
Level 3 - Significant Unobservable Inputs	0	0
Total	28,544,506	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 27, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)